Inventory - Schedule of Inventory (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventory [Abstract]
Raw material and supplies	€ 82,090	€ 82,087
Unfinished goods	4,902,547	6,758,952
Finished goods	53,778	56,627
Total	€ 5,038,415	€ 6,897,666